Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table shows the total compensation for our NEOs as set forth in the Summary Compensation Table, the Compensation Actually Paid (as defined below) to our CEO and, on an average basis, our other NEOs for each of the five years ended December 31, 2024. The table also provides our TSR performance, the selected peer group TSR, net income and EBITDA, which is our company selected financial measure, all measured over the same time period.

					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs ($) (2)	Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (3)	Net Income ($ in thousands) (4)	EBITDA ($ in thousands) (5)
2024	4,795,166	2,759,674	1,979,970	1,436,218	68.89	142.91	20,845	270,041
2023	6,048,569	4,331,734	1,457,580	1,210,103	84.61	127.46	34,566	297,123
2022	6,683,793	7,032,571	1,233,269	1,208,599	87.47	104.87	71,978	305,452
2021	6,375,923	6,409,489	2,083,296	2,048,069	87.70	153.59	59,427	262,864
2020	2,078,493	2,078,493	753,248	753,248	90.00	107.42	30,639	179,120

(1)
Mr. Kotler was the CEO for each of 2024, 2023, 2022, 2021 and 2020. For 2024, the other NEOS were Messrs. Giammatteo, Bricks and Nuchamovitz. For 2023 and 2022, the other NEOs were Messrs. Bassell, Bricks and Nuchamovitz. For 2021 and 2020, the other NEOs were Messrs. Bassell and Bricks. Mr. Donald Bassell served as the Company’s Chief Financial Officer during 2020 through 2023.
(2)
To calculate “Compensation Actually Paid,” as computed in accordance with Item 402(v) of Regulation S-K, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Kotler and for the average of the other NEOs is set forth following the footnotes to this table.
(3)
TSR is determined based on the value of an initial fixed income of $100 on December 23, 2020 in our stock or December 31, 2020 in the peer group index. The peer group used for TSR comparisons is the S&P Retail Select Industry Index, an index in which our common stock is included.
(4)
Reflects “Net Income” in the Company’s consolidated statement of operations included in the Company’s Annual Reports on Form 10-K for each of the five years ended December 31, 2024.
(5)
As noted in the CD&A, EBITDA was chosen as the performance metric as the Company values EBITDA as a metric that is a key indicator of our operating performance and a strong equity valuation metric. EBITDA for purposes of calculating the LTI awards is calculated at the GPM (our operating company) level and therefore excludes public company expenses, non-cash rent expense and certain items at the ARKO corporate level. As a result, the actual EBITDA attained (and the required Annual Budgeted EBITDA needed to reach the threshold, target, and maximum LTI) is higher than reported EBITDA at the ARKO corporate level. A reconciliation of ARKO net income to EBITDA is as follows:

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
	(in thousands)
ARKO net income	$20,845	$34,566	$71,978	$59,427	$30,639
Interest and other financing expenses, net	67,161	71,243	59,405	71,207	49,905
Income tax expense (benefit)	6,144	12,166	35,557	11,634	(1,499)
Depreciation and amortization	132,414	127,597	101,752	97,194	74,396
General and administrative expenses (excluding GPM expenses) (a)	7,124	6,695	6,526	6,289	3,017
Impact of Pride acquisition (b)	—	—	(1,592)	—	—
Non-cash rent expense (c)	14,335	14,168	7,903	6,359	7,051
Acquisition and divestiture costs (d)	5,168	9,079	8,162	5,366	6,031
Loss on disposal of assets and impairment charges (e)	6,798	6,203	5,731	1,384	6,060
Share-based compensation expense (f)	12,339	15,015	12,161	5,804	1,891
(Income) loss from equity investment (g)	(124)	39	74	(186)	1,269
Adjustment to contingent consideration (h)	(20)	(604)	(2,204)	(1,740)	(1,287)
Internal entity realignment and streamlining (i)	—	—	475	—	—
Fuel and franchise taxes (received) paid in arrears (j)	(1,427)	—	—	—	819
Other (k)	(716)	956	(476)	126	828
EBITDA	$270,041	$297,123	$305,452	$262,864	$179,120

a)
Represents public company expenses and other general and administrative expenses not incurred in GPM (our operating company).
b)
Excludes the actual results from the December 2022 acquisition of all of the issued and outstanding membership interests in Pride Convenience Holdings, LLC, since this acquisition was not included in the Annual Budgeted EBITDA for 2022.
c)
Eliminates the non-cash portion of rent, which reflects the extent to which our GAAP rent expense recognized exceeded (or was less than) our cash rent payments. The GAAP rent expense adjustment varies depending on the terms of our lease portfolio. For newer leases, our rent expense recognized typically exceeds our cash rent payments, whereas, for more mature leases, rent expense recognized is typically less than our cash rent payments.
d)
Eliminates costs incurred that are directly attributable to business acquisitions and divestitures (including conversion of retail stores to dealer sites) and salaries of employees whose primary job function is to execute our acquisition and divestiture strategy and facilitate integration of acquired operations.
e)
Eliminates the non-cash loss from the sale or disposal of property and equipment, the loss recognized upon the sale of related leased assets and impairment charges on property and equipment and right-of-use assets related to closed and non-performing sites.
f)
Eliminates non-cash share-based compensation expense related to the equity incentive program in place to incentivize, retain, and motivate our employees, certain non-employees, and members of our Board.
g)
Eliminates our share of (income) loss attributable to our unconsolidated equity investment.
h)
Eliminates fair value adjustments to the contingent consideration owed to the seller for the 2020 Empire acquisition.
i)
Eliminates non-recurring charges related to our internal entity realignment and streamlining.
j)
Eliminates the (receipt) payment of historical fuel and franchise tax amounts for multiple prior periods.
k)
Eliminates other unusual or non-recurring items that we do not consider to be meaningful in assessing operating performance.

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($) (1)	Minus: Grant Date Fair Value of Stock Awards Granted During Fiscal Year ($) (2)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Plus/(Minus): Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (4)	(Minus): Change in Fair Value as of Vesting Date for Stock Awards Granted in Prior Fiscal Years but Vested During Fiscal Year ($) (5)	Compensation Actually Paid ($)
	Arie Kotler
2024	4,795,166	(2,804,317)	3,726,529	(2,296,441)	(661,263)	2,759,674
2023	6,048,569	(4,010,265)	3,353,164	(934,957)	(124,777)	4,331,734
2022	6,683,793	(3,895,429)	4,121,730	122,477	—	7,032,571
2021	6,375,923	(5,289,478)	5,323,044	—	—	6,409,489
2020	2,078,493	—	—	—	—	2,078,493
	Other Named Executive Officers (Average) (6)
2024	1,979,970	(1,314,045)	1,082,894	(276,942)	(35,659)	1,436,218
2023	1,457,580	(741,670)	643,698	(145,983)	(3,522)	1,210,103
2022	1,233,269	(613,337)	603,960	(15,293)	—	1,208,599
2021	2,083,296	(1,584,000)	1,548,773	—	—	2,048,069
2020	753,248	—	—	—	—	753,248

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated year. With respect to the other NEOs, amounts shown represent averages. As noted in the Summary Compensation Table, Mr. Kotler declined to receive the $795,497 Target Bonus to which he was entitled for 2024 performance because no cash bonuses were paid to our other executives for the year.
(2)
Represents the grant date fair value of the stock awards granted during the indicated year as reported in the Summary Compensation Table, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated year-end of the outstanding and unvested stock awards granted during such year, computed in accordance with the methodology used for financial reporting purposes and for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(4)
Represents the change in fair value during the indicated year of each stock award that was granted in a prior year that remained outstanding and unvested as of the last day of the indicated year, computed in accordance with the methodology used for financial reporting purposes, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(5)
Represents the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in any prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.
(6)
For 2024, the other NEOs were Messrs. Giammatteo, Bricks and Nuchamovitz. For 2023 and 2022, the other NEOs were Messrs. Bassell, Bricks and Nuchamovitz. For 2021 and 2020, the other NEOs were Messrs. Bassell and Bricks.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
Mr. Kotler was the CEO for each of 2024, 2023, 2022, 2021 and 2020. For 2024, the other NEOS were Messrs. Giammatteo, Bricks and Nuchamovitz. For 2023 and 2022, the other NEOs were Messrs. Bassell, Bricks and Nuchamovitz. For 2021 and 2020, the other NEOs were Messrs. Bassell and Bricks. Mr. Donald Bassell served as the Company’s Chief Financial Officer during 2020 through 2023.

PEO Total Compensation Amount	$ 4,795,166	$ 6,048,569	$ 6,683,793	$ 6,375,923	$ 2,078,493
PEO Actually Paid Compensation Amount	$ 2,759,674	4,331,734	7,032,571	6,409,489	2,078,493
Adjustment To PEO Compensation, Footnote
(2)
To calculate “Compensation Actually Paid,” as computed in accordance with Item 402(v) of Regulation S-K, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Kotler and for the average of the other NEOs is set forth following the footnotes to this table.

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($) (1)	Minus: Grant Date Fair Value of Stock Awards Granted During Fiscal Year ($) (2)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Plus/(Minus): Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (4)	(Minus): Change in Fair Value as of Vesting Date for Stock Awards Granted in Prior Fiscal Years but Vested During Fiscal Year ($) (5)	Compensation Actually Paid ($)
	Arie Kotler
2024	4,795,166	(2,804,317)	3,726,529	(2,296,441)	(661,263)	2,759,674
2023	6,048,569	(4,010,265)	3,353,164	(934,957)	(124,777)	4,331,734
2022	6,683,793	(3,895,429)	4,121,730	122,477	—	7,032,571
2021	6,375,923	(5,289,478)	5,323,044	—	—	6,409,489
2020	2,078,493	—	—	—	—	2,078,493
	Other Named Executive Officers (Average) (6)
2024	1,979,970	(1,314,045)	1,082,894	(276,942)	(35,659)	1,436,218
2023	1,457,580	(741,670)	643,698	(145,983)	(3,522)	1,210,103
2022	1,233,269	(613,337)	603,960	(15,293)	—	1,208,599
2021	2,083,296	(1,584,000)	1,548,773	—	—	2,048,069
2020	753,248	—	—	—	—	753,248

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated year. With respect to the other NEOs, amounts shown represent averages. As noted in the Summary Compensation Table, Mr. Kotler declined to receive the $795,497 Target Bonus to which he was entitled for 2024 performance because no cash bonuses were paid to our other executives for the year.
(2)
Represents the grant date fair value of the stock awards granted during the indicated year as reported in the Summary Compensation Table, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated year-end of the outstanding and unvested stock awards granted during such year, computed in accordance with the methodology used for financial reporting purposes and for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(4)
Represents the change in fair value during the indicated year of each stock award that was granted in a prior year that remained outstanding and unvested as of the last day of the indicated year, computed in accordance with the methodology used for financial reporting purposes, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(5)
Represents the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in any prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.
(6)
For 2024, the other NEOs were Messrs. Giammatteo, Bricks and Nuchamovitz. For 2023 and 2022, the other NEOs were Messrs. Bassell, Bricks and Nuchamovitz. For 2021 and 2020, the other NEOs were Messrs. Bassell and Bricks.

Non-PEO NEO Average Total Compensation Amount	$ 1,979,970	1,457,580	1,233,269	2,083,296	753,248
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,436,218	1,210,103	1,208,599	2,048,069	753,248
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	S
Total Shareholder Return Vs Peer Group
Tabular List, Table

2024 Performance Measures

The following table sets forth the performance measures that we view as the “most important” measures used to determine our CEO’s and other NEOs’ Compensation Actually Paid for 2024. For additional information, please see the CD&A beginning on page 21.

Performance Measures
EBITDA
Stock Price

Policies and Practices Related to the Grant of Certain Equity Awards

In response to Item 402(x)(1) of Regulation S-K, we have not granted new awards of stock options, stock appreciation rights, or similar option-like instruments within four business days before or one business day after the release of a Quarterly Report on Form 10-Q, Annual Report on Form 10-K, or Current Report on Form 8-K that discloses material nonpublic information. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by us. In the event that we determine to grant new awards of such options, the Board will evaluate the appropriate steps to take in relation to the foregoing.

Total Shareholder Return Amount	$ 68.89	84.61	87.47	87.7	90
Peer Group Total Shareholder Return Amount	142.91	127.46	104.87	153.59	107.42
Net Income (Loss)	$ 20,845,000	$ 34,566,000	$ 71,978,000	$ 59,427,000	$ 30,639,000
Company Selected Measure Amount	270,041,000	297,123,000	305,452,000	262,864,000	179,120,000
PEO Name	Mr. Kotler	Mr. Kotler	Mr. Kotler	Mr. Kotler	Mr. Kotler
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description
(5)
As noted in the CD&A, EBITDA was chosen as the performance metric as the Company values EBITDA as a metric that is a key indicator of our operating performance and a strong equity valuation metric. EBITDA for purposes of calculating the LTI awards is calculated at the GPM (our operating company) level and therefore excludes public company expenses, non-cash rent expense and certain items at the ARKO corporate level. As a result, the actual EBITDA attained (and the required Annual Budgeted EBITDA needed to reach the threshold, target, and maximum LTI) is higher than reported EBITDA at the ARKO corporate level. A reconciliation of ARKO net income to EBITDA is as follows:

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
	(in thousands)
ARKO net income	$20,845	$34,566	$71,978	$59,427	$30,639
Interest and other financing expenses, net	67,161	71,243	59,405	71,207	49,905
Income tax expense (benefit)	6,144	12,166	35,557	11,634	(1,499)
Depreciation and amortization	132,414	127,597	101,752	97,194	74,396
General and administrative expenses (excluding GPM expenses) (a)	7,124	6,695	6,526	6,289	3,017
Impact of Pride acquisition (b)	—	—	(1,592)	—	—
Non-cash rent expense (c)	14,335	14,168	7,903	6,359	7,051
Acquisition and divestiture costs (d)	5,168	9,079	8,162	5,366	6,031
Loss on disposal of assets and impairment charges (e)	6,798	6,203	5,731	1,384	6,060
Share-based compensation expense (f)	12,339	15,015	12,161	5,804	1,891
(Income) loss from equity investment (g)	(124)	39	74	(186)	1,269
Adjustment to contingent consideration (h)	(20)	(604)	(2,204)	(1,740)	(1,287)
Internal entity realignment and streamlining (i)	—	—	475	—	—
Fuel and franchise taxes (received) paid in arrears (j)	(1,427)	—	—	—	819
Other (k)	(716)	956	(476)	126	828
EBITDA	$270,041	$297,123	$305,452	$262,864	$179,120

a)
Represents public company expenses and other general and administrative expenses not incurred in GPM (our operating company).
b)
Excludes the actual results from the December 2022 acquisition of all of the issued and outstanding membership interests in Pride Convenience Holdings, LLC, since this acquisition was not included in the Annual Budgeted EBITDA for 2022.
c)
Eliminates the non-cash portion of rent, which reflects the extent to which our GAAP rent expense recognized exceeded (or was less than) our cash rent payments. The GAAP rent expense adjustment varies depending on the terms of our lease portfolio. For newer leases, our rent expense recognized typically exceeds our cash rent payments, whereas, for more mature leases, rent expense recognized is typically less than our cash rent payments.
d)
Eliminates costs incurred that are directly attributable to business acquisitions and divestitures (including conversion of retail stores to dealer sites) and salaries of employees whose primary job function is to execute our acquisition and divestiture strategy and facilitate integration of acquired operations.
e)
Eliminates the non-cash loss from the sale or disposal of property and equipment, the loss recognized upon the sale of related leased assets and impairment charges on property and equipment and right-of-use assets related to closed and non-performing sites.
f)
Eliminates non-cash share-based compensation expense related to the equity incentive program in place to incentivize, retain, and motivate our employees, certain non-employees, and members of our Board.
g)
Eliminates our share of (income) loss attributable to our unconsolidated equity investment.
h)
Eliminates fair value adjustments to the contingent consideration owed to the seller for the 2020 Empire acquisition.
i)
Eliminates non-recurring charges related to our internal entity realignment and streamlining.
j)
Eliminates the (receipt) payment of historical fuel and franchise tax amounts for multiple prior periods.
k)
Eliminates other unusual or non-recurring items that we do not consider to be meaningful in assessing operating performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
PEO | Arie Kotler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,804,317)	$ (4,010,265)	$ (3,895,429)	$ (5,289,478)	$ 0
PEO | Arie Kotler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,726,529	3,353,164	4,121,730	5,323,044	0
PEO | Arie Kotler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,296,441)	(934,957)	122,477	0	0
PEO | Arie Kotler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(661,263)	(124,777)	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,314,045)	(741,670)	(613,337)	(1,584,000)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,082,894	643,698	603,960	1,548,773	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(276,942)	(145,983)	(15,293)	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (35,659)	$ (3,522)	$ 0	$ 0	$ 0